Fair Value Measurements - Initial measurement of the private warrant (Details) - Private warrants	Jun. 30, 2022 Y item $ / shares	May 27, 2022 Y item $ / shares
Fair Value Measurements
Share Price | $ / shares	$ 1.30	$ 1.68
Stock price
Fair Value Measurements
Fair value measurement input	6.31	7.39
Exercise price
Fair Value Measurements
Fair value measurement input	11.50	11.50
Risk-free interest rate
Fair Value Measurements
Fair value measurement input	0.0300	0.0270
Volatility
Fair Value Measurements
Fair value measurement input	0.400	0.375
Expected term (years)
Fair Value Measurements
Fair value measurement input | Y	4.92	5.00
Expected dividends
Fair Value Measurements
Fair value measurement input	0.0000	0.0000